Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of reconciliation of cash and cash equivalents, and restricted cash
	December 31,
	2021	2020
Cash and cash equivalents	$99,993	$156,635
Restricted cash	4,337	1,111
Total cash and cash equivalents, and restricted cash	$104,330	$157,746

Schedule of estimated useful lives of property and equipment
Buildings	20 – 39 years
Machinery and equipment	3 – 7 years
Computer and software	3 – 5 years
Leasehold improvements	Lesser of lease term or 10 years
Capitalized software	3 – 5 years
Furniture and fixtures	5 – 7 years